INCOME TAXES (Unrecognized Tax Benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Unrecognized tax benefits	$ 797	4,963		4,963
Interest related to uncertain tax position	$ 145	906	$ 145	906	$ 145	906